Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
OPERATING EXPENSES:
Research and development	$ 12,197	$ 6,875	$ 30,434	$ 18,822
General and administrative	9,571	6,607	24,464	21,052
Total operating expenses	21,768	13,482	54,898	39,874
LOSS FROM OPERATIONS:	(21,768)	(13,482)	(54,898)	(39,874)
OTHER INCOME (EXPENSE), NET:
Other income, net	0	109	2	302
Foreign exchange gains (losses)	3,364	(4,331)	2,171	(3,252)
Fair value change of convertible notes	0	0	0	(1,031)
Fair value change of convertible notes - due to a related party	0	0	0	(723)
Benefit from R&D tax credit	2,618	1,092	6,733	3,175
Total other income (expense), net	5,982	(3,130)	8,906	(1,529)
Loss before income taxes	(15,786)	(16,612)	(45,992)	(41,403)
Income tax expense	(63)	(82)	(100)	(125)
Net loss attributable to ordinary shareholders - basic	(15,849)	(16,694)	(46,092)	(41,528)
Net loss attributable to ordinary shareholders - diluted	(15,849)	(16,694)	(46,092)	(41,528)
Other comprehensive (loss) income:
Foreign exchange translation adjustment, net of tax	(8,401)	4,806	(6,768)	3,773
Comprehensive loss	$ (24,250)	$ (11,888)	$ (52,860)	$ (37,755)
Net loss per share attributable to ordinary shareholders - basic (in dollars per share)	$ (0.38)	$ (1.30)	$ (1.17)	$ (3.90)
Net loss per share attributable to ordinary shareholders - diluted (in dollars per share)	$ (0.38)	$ (1.30)	$ (1.17)	$ (3.90)
Weighted average ordinary shares outstanding - basic (in shares)	41,708,220	12,834,889	39,378,824	10,638,738
Weighted average ordinary shares outstanding - diluted (in shares)	41,708,220	12,834,889	39,378,824	10,638,738